Presentation of financial statements	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Presentation of financial statements
1.	Presentation of financial statements

a)	General information
Abcam plc (the Company) is a public limited company, incorporated and domiciled in the UK and is registered in England under the Companies Act 2006. Abcam’s ordinary shares are listed via American Depositary Shares on the Nasdaq Global Market and were listed on the Alternative Investment Market (AIM) of the London Stock Exchange up until 14 December 2022 when Abcam plc delisted from AIM.

b)	Basis of preparation and consolidation
On 2 June 2021, the Group announced that it was amending its financial year end date from 30 June to 31 December. These financial statements are therefore presented for the years ended 31 December 2022 and 2021, the six months ended 31 December 2020 and the year ended 30 June 2020.
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board.
The consolidated financial statements have been presented in Sterling, the functional currency of the Company, and on the historical cost basis, except as modified to include revaluation of certain financial instruments to fair value.
The consolidated financial statements incorporate the financial statements of the Company and entities under its control (together the ‘Group’). The group controls an entity where the group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity.
Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Where necessary, adjustments are made to the financial statements of subsidiaries to bring the accounting policies in line with those used by the Group. All intra-group transactions, balances, equity, income and expenses are eliminated on consolidation.
The Group’s subsidiary undertakings are shown in note 16 to these financial statements.

c)	Going concern
The Group meets its day-to-day working capital requirements from the cash surpluses generated as a result of normal trading. In considering going concern, the Directors have reviewed the Group’s forecasts and projections, taking account of reasonably possible changes in trading performance. These show that the Group should be able to operate within the limits of its available resources.
On
7
 March 2023, the Group replaced its existing RCF which was due to expire on January 31 2024. The new RCF has a term of
4
years, with the option to extend for one further year, for an amount of £300.0m and with no accordion option. The amount of £120.0m drawn down on the previous RCF was rolled forward into the new facility. See note 31 for further details.
Accordingly, the Directors have a reasonable expectation that the Group has adequate resources to continue in operation for the foreseeable future and at least one year from the date of approval of the financial statements. For this reason, they continue to adopt the going concern basis in preparing its consolidated financial statements.